Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 472,819	$ 373,556
Commercial Real Estate Portfolio Segment [Member]
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 247,353	$ 191,668
Percent of total	100.00%	100.00%
Commercial Real Estate Portfolio Segment [Member] | ALABAMA
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 2,056	$ 2,202
Percent of total	0.80%	1.20%
Commercial Real Estate Portfolio Segment [Member] | FLORIDA
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 3,738	$ 2,253
Percent of total	1.50%	1.20%
Commercial Real Estate Portfolio Segment [Member] | IDAHO
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 3,678	$ 3,810
Percent of total	1.50%	2.00%
Commercial Real Estate Portfolio Segment [Member] | INDIANA
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 4,608	$ 3,501
Percent of total	1.90%	1.80%
Commercial Real Estate Portfolio Segment [Member] | IOWA
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 1,106	$ 0
Percent of total	0.40%	0.00%
Commercial Real Estate Portfolio Segment [Member] | MICHIGAN
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 0	$ 2,558
Percent of total	0.00%	1.30%
Commercial Real Estate Portfolio Segment [Member] | MINNESOTA
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 184,670	$ 145,341
Percent of total	74.70%	75.80%
Commercial Real Estate Portfolio Segment [Member] | NORTH CAROLINA
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 4,203	$ 5,598
Percent of total	1.70%	2.90%
Commercial Real Estate Portfolio Segment [Member] | NORTH DAKOTA
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 7,979	$ 1,572
Percent of total	3.20%	0.80%
Commercial Real Estate Portfolio Segment [Member] | WISCONSIN
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 31,918	$ 22,354
Percent of total	12.90%	11.70%
Commercial Real Estate Portfolio Segment [Member] | Other States [Member]
Note 5 - Loans Receivable, Net (Details) - Commercial Real Estate Loans [Line Items]
Loan and leases receviable, gross	$ 3,397	$ 2,479
Percent of total	1.40%	1.30%